Business Combination - Schedule of Opening Consolidated Balance Sheet (Details) - Successor [Member]	Feb. 14, 2024 USD ($) shares
Schedule of Opening Consolidated Balance Sheet [Line Items]
Balance	$ (12,708,879)
Balance	(2,347,903)
Forfeiture of founders shares
Adjusted shares outstanding	(12,708,879)
Shares issued as consideration in the Merger	47,238,750
Loss on VIE consolidation	(4,836,216)
Expense IPR&D	(45,640,000)
Reclassification of public shares	911,358
Issuance of common stock as payment to vendors	3,182,550
Elimination of deferred underwriting fees	5,690,000
Reclassification of earnout liability	(4,900,000)
Conversion of CERo bridge notes and accrued interest into Series A preferred stock	627,154
Conversion of working capital loan into Series A preferred stock	1,555,000
Issuance of Series A shares sold to investors, net	5,899,035
Issuance of Series A Preferred Warrants
Issuance of common shares to Keystone Capital LLC for equity line of credit	$ 633,345
Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Schedule of Opening Consolidated Balance Sheet [Line Items]
Balance (in Shares) | shares
Balance
Balance (in Shares) | shares	10,089
Balance	$ 8,937,852
Forfeiture of founders shares (in Shares) | shares
Forfeiture of founders shares
Adjusted shares outstanding (in Shares) | shares
Adjusted shares outstanding
Shares issued as consideration in the Merger (in Shares) | shares
Shares issued as consideration in the Merger
Loss on VIE consolidation
Expense IPR&D
Reclassification of public shares (in Shares) | shares
Reclassification of public shares
Issuance of common stock as payment to vendors (in Shares) | shares
Issuance of common stock as payment to vendors
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock (in Shares) | shares	630
Conversion of CERo bridge notes and accrued interest into Series A preferred stock	$ 627,154
Conversion of working capital loan into Series A preferred stock (in Shares) | shares	1,605
Conversion of working capital loan into Series A preferred stock	$ 1,555,000
Issuance of Series A shares sold to investors, net (in Shares) | shares	7,854
Issuance of Series A shares sold to investors, net	$ 6,755,698
Issuance of Series A Preferred Warrants
Issuance of common shares to Keystone Capital LLC for equity line of credit (in Shares) | shares
Issuance of common shares to Keystone Capital LLC for equity line of credit
Common Stock [Member] | Series A
Schedule of Opening Consolidated Balance Sheet [Line Items]
Balance (in Shares) | shares	54,812
Balance	$ 6
Balance (in Shares) | shares	145,318
Balance	$ 15
Forfeiture of founders shares (in Shares) | shares	(8,750)
Forfeiture of founders shares	$ (1)
Adjusted shares outstanding (in Shares) | shares	46,062
Adjusted shares outstanding	$ 5
Shares issued as consideration in the Merger (in Shares) | shares	80,750
Shares issued as consideration in the Merger	$ 8
Loss on VIE consolidation
Expense IPR&D
Reclassification of public shares (in Shares) | shares	820
Reclassification of public shares
Issuance of common stock as payment to vendors (in Shares) | shares	16,495
Issuance of common stock as payment to vendors	$ 2
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock (in Shares) | shares
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock (in Shares) | shares
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors, net (in Shares) | shares
Issuance of Series A shares sold to investors, net
Issuance of Series A Preferred Warrants
Issuance of common shares to Keystone Capital LLC for equity line of credit (in Shares) | shares	1,191
Issuance of common shares to Keystone Capital LLC for equity line of credit
Additional Paid-in Capital [Member]
Schedule of Opening Consolidated Balance Sheet [Line Items]
Balance	541
Balance	53,899,871
Forfeiture of founders shares	1
Adjusted shares outstanding	542
Shares issued as consideration in the Merger	47,238,742
Loss on VIE consolidation
Expense IPR&D
Reclassification of public shares	911,358
Issuance of common stock as payment to vendors	3,182,548
Elimination of deferred underwriting fees	5,690,000
Reclassification of earnout liability	(4,900,000)
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors, net	(856,663)
Issuance of Series A Preferred Warrants	2,000,000
Issuance of common shares to Keystone Capital LLC for equity line of credit	633,345
Stock Subscription Receivable [Member]
Schedule of Opening Consolidated Balance Sheet [Line Items]
Balance
Balance	(2,000,000)
Forfeiture of founders shares
Adjusted shares outstanding
Shares issued as consideration in the Merger
Loss on VIE consolidation
Expense IPR&D
Reclassification of public shares
Issuance of common stock as payment to vendors
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors, net
Issuance of Series A Preferred Warrants	(2,000,000)
Issuance of common shares to Keystone Capital LLC for equity line of credit
Accumulated Deficit [Member]
Schedule of Opening Consolidated Balance Sheet [Line Items]
Balance	(12,709,426)
Balance	(63,185,641)
Forfeiture of founders shares
Adjusted shares outstanding	(12,709,426)
Shares issued as consideration in the Merger
Loss on VIE consolidation	(4,836,216)
Expense IPR&D	(45,640,000)
Reclassification of public shares
Issuance of common stock as payment to vendors
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors, net
Issuance of Series A Preferred Warrants
Issuance of common shares to Keystone Capital LLC for equity line of credit